CONVERTIBLE DEBENTURES	12 Months Ended
Nov. 30, 2020
Ranges Of Exercise Prices For Otstanding Share Options 16.29 [Member]
CONVERTIBLE DEBENTURES

17.       CONVERTIBLE DEBENTURES

	Liability component	Equity component	Total
	$	$	$
Balance, November 30, 2018	-	-	-
Cash received	2,930,477	595,991	3,526,468
Deferred income tax liability	-	(160,917)	(160,917)
Interest expense and accretion	259,885	-	259,885
Settlement of convertible debentures	(1,795,455)	(244,890)	(2,040,345)
Reallocation of interest to accounts payable	(25,156)	-	(25,156)
Currency translation adjustment	18,651	-	18,651

Balance, November 30, 2019	1,388,402	190,184	1,578,586
Interest expense and accretion	83,140	-	83,140
Settlement of convertible debentures	(961,186)	(134,198)	(1,095,384)
Reallocation of interest to accounts payable	(21,079)	-	(21,079)
Currency translation adjustment	42,242	-	42,242

Balance, November 30, 2020	531,519	55,986	587,505

On February 28, 2019, the Company closed its private placement offering of unsecured convertible debentures raising $3,526,468 (US$2,678,000). Each debenture will mature two years from closing, will bear interest at 2% per annum, and can be converted into units at a price of US$1.50 per unit. Each unit will consist of one common share and one share purchase warrant with each warrant entitling the holder to acquire one common share of the Company for US$1.75 up to February 28, 2021.

For accounting purposes, the convertible debentures are separated into their liability and equity components by first valuing the liability component. The fair value of the liability component at the time of issue was calculated as the discounted cash flows for the convertible debentures assuming a 12% discount rate, which was the estimated rate for a similar debenture without a conversion feature. The fair value of the equity component (conversion feature) was determined at the time of issue as the difference between the face value of the convertible debentures and the fair value of the liability component, less a deferred income tax adjustment to reflect the book to tax difference in value of the convertible debentures at the time of issuance. As the Company has excess tax assets to offset the deferred tax liability, which was created from the book to tax difference in value of the convertible debentures, the deferred tax liability was reversed, resulting in a deferred tax recovery of $160,917 during the year ended November 30, 2019

During the year ended November 30, 2020, debentures of $961,186 (US$681,980) (2019 - $1,795,455 (US$1,133,761) were converted into 515,000 (2019 – 1,000,167) units of the Company of which $nil (2019 – $30,779) was allocated to reserves relating to the value of the warrants issued. As a result, the Company transferred $134,198 (2019 – $244,890) from reserves to share capital representing the proportionate balance of the equity component.

Interest and accretion expense for the year ended November 30, 2020 was $83,140 (2019 - $259,885).